Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on December 31, 2020
Year	Summary Compensation Table Total for CEO (1)(5)	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers (3)(5)	Average Compensation Actually Paid to non-CEO Named Executive Officers (3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (dollars in thousands)	Return on Average Assets
2024	$1,868,263	$9,612,332	$1,546,723	$3,698,933	$404.33	$134.22	$45,219	1.15%
2023	$2,003,785	$1,515,616	$700,546	$612,939	$211.48	$123.48	$44,579	1.28%
2022	$1,980,542	$1,454,819	$1,670,303	$2,092,317	$226.29	$106.40	$40,625	1.38%
2021	$4,514,200	$10,882,059	$647,199	$1,529,305	$241.05	$126.82	$27,005	1.24%

Company Selected Measure Name	return on average assets
Named Executive Officers, Footnote	Eric M. Sprink served as our CEO in each of the years 2021, 2022, 2023 and 2024.Our non-CEO NEOs in each of the years 2021, 2022, 2023 and 2024 are as follows:
•2024: Brian T. Hamilton, Curt T. Queyrouze, Joel G. Edwards and Andrew G. Stines.
•2023: Curt T. Queyrouze, Joel G. Edwards, Russell A. Keithley and Andrew G. Stines.
•2022: Curt T. Queyrouze and Joel G. Edwards.
•2021: John J. Dickson and Joel G. Edwards.

Peer Group Issuers, Footnote	Peer group is S&P 600 Small Cap which is the index included in the Performance Graph in the Company’s Annual Report on Form 10-K for the Fiscal Year ended December 31, 2024.
(5) Amounts for 2023 were reduced for the amounts recovered pursuant to the compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1 as follows: Mr. Sprink $1,508; Mr. Queyrouze $797; Mr. Edwards $244; Mr. Stines $159.

PEO Total Compensation Amount	$ 1,868,263	$ 2,003,785	$ 1,980,542	$ 4,514,200
PEO Actually Paid Compensation Amount	$ 9,612,332	1,515,616	1,454,819	10,882,059
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules for the CEO and the average for Non-CEO NEOs for each reported year. These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year and (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years. A reconciliation for the compensation actually paid is provided below.
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid disclosed in the above table for the periods indicated:

		2024
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$1,868,263	$1,546,723
-	Grant date fair value of stock awards granted in fiscal year	(508,823)	(1,131,639)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	1,135,756	2,422,525
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	7,186,968	878,101
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(69,832)	(16,777)
Compensation Actually Paid		$9,612,332	$3,698,933

		2023
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$2,003,785	$700,546
-	Grant date fair value of stock awards granted in fiscal year	(726,125)	(155,275)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	743,024	162,363
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	(412,899)	(73,254)
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(92,168)	(21,441)
Compensation Actually Paid		$1,515,616	$612,939

		2022
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$1,980,542	$1,670,303
-	Grant date fair value of stock awards granted in fiscal year	(700,018)	(1,018,414)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	676,115	1,501,680
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	(287,971)	(42,047)
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(213,849)	(19,205)
Compensation Actually Paid		$1,454,819	$2,092,317

		2021
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$4,514,200	$647,199
-	Grant date fair value of stock awards granted in fiscal year	(3,073,802)	$(107,007)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	5,825,299	259,048
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	3,450,049	695,774
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	166,314	34,292
Compensation Actually Paid		$10,882,059	$1,529,305

Non-PEO NEO Average Total Compensation Amount	$ 1,546,723	700,546	1,670,303	647,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,698,933	612,939	2,092,317	1,529,305
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules for the CEO and the average for Non-CEO NEOs for each reported year. These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year and (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years. A reconciliation for the compensation actually paid is provided below.
The following table reconciles the Summary Compensation Table compensation to the Compensation Actually Paid disclosed in the above table for the periods indicated:

		2024
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$1,868,263	$1,546,723
-	Grant date fair value of stock awards granted in fiscal year	(508,823)	(1,131,639)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	1,135,756	2,422,525
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	7,186,968	878,101
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(69,832)	(16,777)
Compensation Actually Paid		$9,612,332	$3,698,933

		2023
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$2,003,785	$700,546
-	Grant date fair value of stock awards granted in fiscal year	(726,125)	(155,275)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	743,024	162,363
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	(412,899)	(73,254)
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(92,168)	(21,441)
Compensation Actually Paid		$1,515,616	$612,939

		2022
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$1,980,542	$1,670,303
-	Grant date fair value of stock awards granted in fiscal year	(700,018)	(1,018,414)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	676,115	1,501,680
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	(287,971)	(42,047)
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(213,849)	(19,205)
Compensation Actually Paid		$1,454,819	$2,092,317

		2021
		CEO	Non CEO NEOs
Summary Compensation Table Total Compensation		$4,514,200	$647,199
-	Grant date fair value of stock awards granted in fiscal year	(3,073,802)	$(107,007)
+	Fair value at fiscal year-end of outstanding and unvested awards granted in fiscal year	5,825,299	259,048
+/-	Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	3,450,049	695,774
+/-	Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	166,314	34,292
Compensation Actually Paid		$10,882,059	$1,529,305

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Return on Average Assets •Core Deposit Growth •Gross Loan Growth •Net Charge-offs (for the community bank segment)
Total Shareholder Return Amount	$ 404.33	211.48	226.29	241.05
Peer Group Total Shareholder Return Amount	134.22	123.48	106.40	126.82
Net Income (Loss)	$ 45,219,000	$ 44,579,000	$ 40,625,000	$ 27,005,000
Company Selected Measure Amount	0.0115	0.0128	0.0138	0.0124
PEO Name	(1)Eric M. Sprink
Additional 402(v) Disclosure
Changes in the Company’s stock price from period to period can have a material impact on the fair value amounts shown in the table above and, as a result, the Compensation Actually Paid from year to year may differ more dramatically. The following chart shows the Company’s stock price as of the dates indicated:

12/31/2024	12/31/2023	12/31/2022	12/31/2021
$84.91	$44.41	$47.52	$50.62
Compensation Actually Paid to our CEO in 2021 was significantly impacted by the grant of 100,000 PSUs to further align his performance and to retain his services. These PSUs cliff vest after 6 years from grant date if certain specified performance conditions are met. Average Compensation Actually Paid to Non-CEO NEOs in 2022 was significantly impacted by the grant of 53,000 PSUs to the President of the Community Bank to further align his performance and to retain his services. These PSUs cliff vest after 6 years from grant date if certain specified performance conditions are met. Similarly, average Compensation Actually Paid to Non-CEO NEOs in 2024 was significantly impacted by the grant of 75,000 PSUs to the President - CCBX to further align his performance and to retain his services. These PSUs are eligible to vest at various quantities beginning October 1, 2024 through April 30, 2028 if certain specified performance conditions are met. More information on these PSUs can be found in the “Executive Compensation” section of this proxy statement.
The illustrations below provide a graphical description of Compensation Actually Paid (“CAP”) (as calculated in accordance with SEC rules) and the following measures:
•the Company’s and the peer group total shareholder return (assuming an initial fixed investment of $100);
•the Company’s net income; and
•the Company’s selected measure, which is return on average assets.

Stock Price | $ / shares	$ 84.91	$ 44.41	$ 47.52	$ 50.62
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Core Deposit Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Loan Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Net Charge-offs (for the community bank segment)
PEO
Pay vs Performance Disclosure
Grant Of Awards To Align Performance And Retain Services | shares				100,000
Grant Of Awards To Align Performance And Retain Services, Cliff Vesting Period				6 years
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (508,823)	$ (726,125)	$ (700,018)	$ (3,073,802)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,135,756	743,024	676,115	5,825,299
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,186,968	(412,899)	(287,971)	3,450,049
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (69,832)	(92,168)	$ (213,849)	166,314
Non-PEO NEO
Pay vs Performance Disclosure
Grant Of Awards To Align Performance And Retain Services | shares	75,000		53,000
Grant Of Awards To Align Performance And Retain Services, Cliff Vesting Period			6 years
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,131,639)	(155,275)	$ (1,018,414)	(107,007)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,422,525	162,363	1,501,680	259,048
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	878,101	(73,254)	(42,047)	695,774
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,777)	$ (21,441)	$ (19,205)	$ 34,292